Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Central Index Key	dei_EntityCentralIndexKey	0001547011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
American Funds College 2030 FundSM (Prospectus Summary) | American Funds College 2030 FundSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTHAX
American Funds College 2030 FundSM (Prospectus Summary) | American Funds College 2030 FundSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTHBX
American Funds College 2030 FundSM (Prospectus Summary) | American Funds College 2030 FundSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTYCX
American Funds College 2030 FundSM (Prospectus Summary) | American Funds College 2030 FundSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTHEX
American Funds College 2030 FundSM (Prospectus Summary) | American Funds College 2030 FundSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTHFX
American Funds College 2027 FundSM (Prospectus Summary) | American Funds College 2027 FundSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSTAX
American Funds College 2027 FundSM (Prospectus Summary) | American Funds College 2027 FundSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTSBX
American Funds College 2027 FundSM (Prospectus Summary) | American Funds College 2027 FundSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTSCX
American Funds College 2027 FundSM (Prospectus Summary) | American Funds College 2027 FundSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTSEX
American Funds College 2027 FundSM (Prospectus Summary) | American Funds College 2027 FundSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTSFX
American Funds College 2024 FundSM (Prospectus Summary) | American Funds College 2024 FundSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTAX
American Funds College 2024 FundSM (Prospectus Summary) | American Funds College 2024 FundSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCFBX
American Funds College 2024 FundSM (Prospectus Summary) | American Funds College 2024 FundSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTFCX
American Funds College 2024 FundSM (Prospectus Summary) | American Funds College 2024 FundSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTFEX
American Funds College 2024 FundSM (Prospectus Summary) | American Funds College 2024 FundSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTFFX
American Funds College 2021 FundSM (Prospectus Summary) | American Funds College 2021 FundSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTOAX
American Funds College 2021 FundSM (Prospectus Summary) | American Funds College 2021 FundSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTOBX
American Funds College 2021 FundSM (Prospectus Summary) | American Funds College 2021 FundSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTOCX
American Funds College 2021 FundSM (Prospectus Summary) | American Funds College 2021 FundSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTOEX
American Funds College 2021 FundSM (Prospectus Summary) | American Funds College 2021 FundSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTOFX
American Funds College 2018 FundSM (Prospectus Summary) | American Funds College 2018 FundSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEAX
American Funds College 2018 FundSM (Prospectus Summary) | American Funds College 2018 FundSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEBX
American Funds College 2018 FundSM (Prospectus Summary) | American Funds College 2018 FundSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNECX
American Funds College 2018 FundSM (Prospectus Summary) | American Funds College 2018 FundSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEEX
American Funds College 2018 FundSM (Prospectus Summary) | American Funds College 2018 FundSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEFX
American Funds College 2015 FundSM (Prospectus Summary) | American Funds College 2015 FundSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFFAX
American Funds College 2015 FundSM (Prospectus Summary) | American Funds College 2015 FundSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFIBX
American Funds College 2015 FundSM (Prospectus Summary) | American Funds College 2015 FundSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFFCX
American Funds College 2015 FundSM (Prospectus Summary) | American Funds College 2015 FundSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFIEX
American Funds College 2015 FundSM (Prospectus Summary) | American Funds College 2015 FundSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFIFX
American Funds College Enrollment FundSM (Prospectus Summary) | American Funds College Enrollment FundSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CENAX
American Funds College Enrollment FundSM (Prospectus Summary) | American Funds College Enrollment FundSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CENBX
American Funds College Enrollment FundSM (Prospectus Summary) | American Funds College Enrollment FundSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CENCX
American Funds College Enrollment FundSM (Prospectus Summary) | American Funds College Enrollment FundSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CENEX
American Funds College Enrollment FundSM (Prospectus Summary) | American Funds College Enrollment FundSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CENFX